EVENTS AFTER THE REPORTING DATE	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING DATE

15.	EVENTS AFTER THE REPORTING DATE

On September 10, 2026, Codere Online announced a multi-year sponsorship agreement with the National Football League (NFL), under which it becomes the exclusive partner in the online sportsbook category in Mexico. The agreement grants Codere Online rights to NFL, Super Bowl and NFL Mexico Game marketing assets in that market and is expected to support the Company’s brand positioning and customer acquisition in Mexico.

On September 25, 2025, Codere Online entered into the Mendoza Transfer Agreement with Cela, S.A. for the transfer of its 98% ownership interest in the Temporary Union Contract to Cela, S.A. and Vital, S.A. (a company within Cela, S.A.’s group of companies), including its rights and obligations with respect to the online gaming license and the relevant third-party agreements.

Subsequent to June 30, 2026, Codere Online ceased offering online gaming services in the Province of Mendoza on August 10, 2026. On September 17, 2026, the Instituto Provincial de Juegos y Casinos of Mendoza (“IPJC”) authorized the transfer of Codere Online’s participation in the Temporary Union Contract to Cela, S.A. and Vital, S.A., and acknowledged the withdrawal of the Codere platform and Codere Online’s exit from the Province of Mendoza. The IPJC further confirmed that the transferees satisfied the requirements set forth under the applicable regulatory framework and that no legal impediment existed to the completion of the transaction.

There were no events subsequent to the closing date which could have a significant effect on Codere Online’s Unaudited Interim Consolidated Financial Statements.

The Unaudited Interim Consolidated Financial Statements of Codere Online Luxembourg, S.A. and its subsidiaries as of and for the six months ended June 30, 2026, were authorised for issue by the Board of Directors on September 29, 2026. The Company evaluated events after the reporting date through that date.

Financial Statements of Codere Online Luxembourg, S.A. and subsidiaries as of and for the six months ended June 30, 2026.